November 1, 1996

                          Delaware Group of Funds

                    Supplement to Current Prospectuses

                        Tax-Free Pennsylvania Fund
                          A Class/B Class/C Class

                                Trend Fund
                          A Class/B Class/C Class

                           U.S. Government Fund
                          A Class/B Class/C Class

                              Delchester Fund
                          A Class/B Class/C Class

                           Strategic Income Fund
                          A Class/B Class/C Class

                         International Equity Fund
                            Global Assets Fund
                             Global Bond Fund
                           Emerging Markets Fund
                          A Class/B Class/C Class

                              Enterprise Fund
                             U.S. Growth Fund
                             World Growth Fund
                             New Pacific Fund
                             Federal Bond Fund
                           Corporate Income Fund
                          A Class/B Class/C Class


     Effective November 1, 1996, the "NAV/Delaware Group Asset Planner Accommodation Program," described under "Buying Class A Shares at Net Asset Value" in the Prospectus, will be discontinued. This program permitted certain investors who were already shareholders in any Delaware Group fund or, with the exception of investors of Tax-Free Pennsylvania Fund, those who were transferring assets into a Delaware Group individual retirement account ("IRA") from another IRA outside the Delaware Group or from a qualified plan distribution to invest in Delaware Group funds at net asset value when using the Asset Planner service. All share purchases through Delaware Group Asset Planner will now be subject to applicable sales charges.
Delaware Group Asset Planner is an asset allocation service that gives investors, working with a financial professional, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. See "The Delaware Difference" and "How to Buy Shares" in each Delaware Group fund prospectus.

     Also effective November 1, 1996, the annual $35 Asset
Planner fee will be waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay the annual IRA fee of $15 per Social Security number.